Income taxes (Details 2) $ in Thousands	Dec. 31, 2025 CAD ($)
Canaada [Member]
Statement [Line Items]
Losses available for application in future years	$ 9,505
Barbadaos [Membr]
Statement [Line Items]
Losses available for application in future years	9,460
Year Two Zero Three Seven [Member] | Canadas [Member]
Statement [Line Items]
Losses available for application in future years	1,820
Year Two Zero Four Four [Member] | Canada 1 [Member]
Statement [Line Items]
Losses available for application in future years	1,723
Year Two Zero Two Six [Member] | BARBADOS
Statement [Line Items]
Losses available for application in future years	1,469
Year Two Zero Two Seven [Member] | BARBADOS
Statement [Line Items]
Losses available for application in future years	4,273
Year Two Zero Four Five [Member] | Canada [Member]
Statement [Line Items]
Losses available for application in future years	49
Year Two Zero Three Two [Member] | BARBADOS
Statement [Line Items]
Losses available for application in future years	3,257
Year Two Zero Three One [Member] | BARBADOS
Statement [Line Items]
Losses available for application in future years	461
Year Two Zero Four Three [Member] | Canada [Member]
Statement [Line Items]
Losses available for application in future years	492
Year Two Zero Four Zero [Member] | Canada [Member]
Statement [Line Items]
Losses available for application in future years	2,774
Year Two Zero Four One [Member] | Canada [Member]
Statement [Line Items]
Losses available for application in future years	983
Year Two Zero Four Two [Member] | Canada [Member]
Statement [Line Items]
Losses available for application in future years	$ 1,664